Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

NOTE 3. FAIR VALUE MEASUREMENTS

The financial instruments recorded in our Condensed Consolidated Balance Sheets include cash and cash equivalents, accounts receivable, marketable securities, auction-rate securities rights, equity and cost method investments, accounts payable, acquisition-related contingent consideration, our debt obligations, and derivative instruments. Included in cash and cash equivalents are money market funds representing a type of mutual fund required by law to invest in low-risk securities (for example, U.S. government bonds, U.S. Treasury Bills and commercial paper). Money market funds are structured to maintain the fund's net asset value at $1 per unit, which assists in ensuring adequate liquidity upon demand by the holder. Money market funds pay dividends that generally reflect short-term interest rates. Thus, only the dividend yield fluctuates. Due to their short-term maturity, the carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values.

The following table presents the carrying amounts and estimated fair values of our other financial instruments as of June 30, 2011 and December 31, 2010 (in thousands):

	June 30, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current assets:
Commercial paper	71,003	71,003	—	—
Long-term assets:
Auction-rate securities	17,505	17,505	17,332	17,332
Equity securities	3,700	3,700	6,177	6,177
Equity and cost method investments	38,503	n/a	34,677	n/a

	$130,711		$58,186

Current liabilities:
Acquisition-related contingent consideration – short-term	6,743	6,743	—	—
Current portion of 1.75% Convertible Senior Subordinated Notes Due 2015	288,856	322,211	—	—
Current portion of Term Loan Facility Due 2015	—	—	22,500	22,500
Current portion of Term Loan A Facility Due 2016	56,250	56,250	—	—
Current portion of Term Loan B Facility Due 2018	7,000	7,000	—	—
3.25% AMS Convertible Notes due 2036	94,960	94,960	—	—
4.00% AMS Convertible Notes due 2041	151,887	151,887	—	—
Current portion of other long-term debt	2,545	2,545	2,493	2,493
Derivative instruments	3,315	3,315	—	—
Long-term liabilities:
Acquisition-related contingent consideration – long-term	2,490	2,490	16,050	16,050
1.75% Convertible Senior Subordinated Notes Due 2015, less current portion, net	—	—	278,922	324,257
Term Loan Facility Due 2015, less current portion	—	—	377,500	380,038
Term Loan A Facility Due 2016, less current portion	1,443,750	1,434,600	—	—
Term Loan B Facility Due 2018, less current portion	693,000	696,430	—	—
7.00% Senior Notes Due 2019	500,000	507,935	—	—
7.00% Senior Notes Due 2020, net	388,921	403,084	386,716	403,308
7.25% Senior Notes Due 2022	400,000	402,896	—	—
Other long-term debt, less current portion	3,004	3,004	2,663	2,663
Minimum Voltaren® Gel royalties due to Novartis	25,837	25,837	38,922	38,922

	$4,068,558	$4,121,187	$1,125,766	$1,190,231

Commercial paper has a maturity of eight months or less and is held with a highly rated financial institution. Commercial paper is carried at amortized cost, which is a reasonable approximation of fair value. Equity securities consist of publicly traded common stock, the value of which is based on a quoted market price. These securities are not held to support current operations and are therefore classified as non-current assets.

The acquisition-related contingent consideration, which is required to be measured at fair value on a recurring basis, consists primarily of contingent cash consideration related to the November 2010 acquisition of Qualitest. The fair value of our acquisition-related contingent consideration is determined using an income approach (present value technique), which is discussed in more detail below.

The fair value of our 1.75% Convertible Senior Subordinated Notes is based on an income approach known as the binomial lattice model which incorporated certain inputs and assumptions, including scheduled coupon and principal payments, the conversion feature inherent in the Convertible Notes, the put feature inherent in the Convertible Notes, and stock price volatility assumptions of 32% at June 30, 2011 and 33% at December 31, 2010 that were based on historic volatility of the Company's common stock and other factors. The fair values of our Term Loan Facilities and 2019, 2020, and 2022 Notes were estimated using a discounted cash flow model based on the contractual repayment terms of the respective instruments and discount rates that reflect current market conditions. The 3.25% AMS Convertible Notes due 2036 (the 2036 Notes) and the 4.00% AMS Convertible Notes due 2041 (the 2041 Notes and, together with the 2036 Notes, the AMS Notes) were acquired from AMS on June 17, 2011 and, in accordance with the accounting guidance for business combinations, were required to be measured at fair value. In accordance with the indentures governing the AMS Notes, the AMS Notes were immediately convertible upon the closing of Endo's acquisition of AMS. Therefore, the carrying amount and fair value of the 2036 Notes of $95.0 million was determined based on the amount of principal outstanding of $61.0 million and the stated conversion premium of 1.5571. The carrying amount and fair value of the 2041 Notes of $151.9 million was determined based on the amount of principal outstanding of $89.7 million and the stated conversion premium of 1.6940. Substantially all of the AMS Notes not yet redeemed as of June 30, 2011 are expected to be redeemed during the third quarter of 2011.

The total fair value of various foreign exchange forward contracts as of June 30, 2011 includes liabilities of $3.3 million, reported in Accrued expenses. We measure our derivative instruments at fair value on a recurring basis using significant observable inputs. Refer to Note 16 for more information regarding our derivative instruments.

The minimum Voltaren® Gel royalty due to Novartis AG was recorded at fair value at inception during 2008 using an income approach (present value technique) and is being accreted up to the maximum potential future payment of $60.0 million. The Company is not aware of any events or circumstances that would have a significant effect on the fair value of this Novartis AG liability. We believe the carrying amount of this minimum royalty guarantee at June 30, 2011 and December 31, 2010 represents a reasonable approximation of the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. Accordingly, the carrying value approximates fair value as of June 30, 2011 and December 31, 2010.

The fair value of equity method and cost method investments is not readily available nor have we estimated the fair value of these investments and disclosure is not required. The Company is not aware of any identified events or changes in circumstances that would have a significant adverse effect on the carrying value of our equity or cost method investments at June 30, 2011.

As of June 30, 2011, the Company held certain assets and liabilities that are required to be measured at fair value on a recurring basis. Fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company's financial assets and liabilities measured at fair value on a recurring basis at June 30, 2011 and December 31, 2010, were as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of June 30, 2011:
Assets:
Money market funds	$111,247	$—	$—	$111,247
Equity securities	3,700	—	—	3,700
Commercial paper	—	71,003	—	71,003
Auction-rate securities	—	—	17,505	17,505

Total	$114,947	$71,003	$17,505	$203,455

Liabilities:
Derivative instruments	—	3,315	—	3,315
Acquisition-related contingent consideration – short-term	—	—	6,743	6,743
Acquisition-related contingent consideration – long-term	—	—	2,490	2,490

Total	$—	$3,315	$9,233	$12,548

As of December 31, 2010
Assets:
Money market funds	149,318	—	—	149,318
Equity securities	6,177	—	—	6,177
Auction-rate securities	—	—	17,332	17,332

Total	$155,495	$—	$17,332	$172,827

Liabilities:
Acquisition-related contingent consideration – long-term	—	—	16,050	16,050

Total	$—	$—	$16,050	$16,050

Commercial paper is carried at amortized cost, which is a reasonable approximation of fair value, and has therefore been classified as Level 2. We measure our derivative instruments at fair value on a recurring basis using significant observable inputs, which is Level 2 as defined in the fair value hierarchy.

Overview of Auction-Rate Securities

Auction-rate securities are long-term variable rate bonds tied to short-term interest rates. After the initial issuance of the securities, the interest rate on the securities is reset periodically, at intervals established at the time of issuance (e.g., every seven, twenty-eight, or thirty-five days; every six months; etc.). In an active market, auction-rate securities are bought and sold at each reset date through a competitive bidding process, often referred to as a "Dutch auction". Auctions are successful when the supply and demand of securities are in balance. Financial institutions brokering the auctions would also participate in the auctions to balance the supply and demand. Beginning in the second half of 2007, auctions began to fail for specific securities and in mid-February 2008 auction failures became common, prompting market participants, including financial institutions, to cease or limit their exposure to the auction-rate market. Given the current negative liquidity conditions in the global credit markets, the auction-rate securities market became inactive. Consequently, our auction-rate securities are currently illiquid through the normal auction process. As a result of the inactivity in the market, quoted market prices and other observable data are not available or their utility is limited.

At June 30, 2011, the Company determined that the market for its auction-rate securities was still inactive. That determination was made considering that there are very few observable transactions for the auction-rate securities or similar securities, the prices for transactions that have occurred are not current, and the observable prices for those transactions – to the extent they exist – vary substantially either over time or among market makers, thus reducing the potential usefulness of those observations. In addition, the current lack of liquidity prevents the Company from comparing our securities directly to securities with quoted market prices.

Our auction-rate securities consist of municipal bonds with an auction reset feature, the underlying assets of which are student loans that are backed substantially by the federal government and have underlying credit ratings of AAA as of June 30, 2011 and December 31, 2010. The issuers have been making interest payments promptly.

Overview of Auction-Rate Securities Rights

In October 2008, UBS AG (UBS) made an offer (the UBS Offer) to the Company and other clients of UBS Securities LLC and UBS Financial Services Inc. (collectively, the UBS Entities), pursuant to which the Company received auction-rate securities rights (the Rights) to sell to UBS all auction-rate securities held by the Company as of February 13, 2008 in a UBS account (the Eligible Auction-Rate Securities). The Rights permitted the Company to require UBS to purchase the Eligible Auction-Rate Securities for a price equal to par value plus any accrued but unpaid dividends or interest beginning on June 30, 2010 and ending on July 2, 2012.

On November 10, 2008, the Company accepted the UBS Offer, awarding the UBS Entities the sole discretion and right to sell or otherwise dispose of, and/or enter orders in the auction process with respect to the Eligible Auction-Rate Securities on the Company's behalf until the Expiration Date, without prior notification, so long as the Company receives a payment of par value plus any accrued but unpaid dividends or interest upon any sale or disposition.

Subsequent Accounting for Auction-Rate Securities and Auction-Rate Securities Rights

Concurrent with the acceptance of the UBS offer, the Company made a one-time election to re-classify the Eligible Auction-Rate Securities from an available-for-sale security to a trading security. Subsequent changes to the fair value of these trading securities resulted in $13.7 million and $15.4 million, respectively, of income during the three and six months ended June 30, 2010 recorded in Other (income) expense, net in the Condensed Consolidated Statements of Operations.

As a result of our fair value election for the Rights, the fair value of the Rights was re-measured each reporting period with the corresponding changes in fair value reported in earnings. In June 2010, the Rights were exercised and all Eligible Auction-Rate Securities were sold at par. Accordingly, the Rights were written off in their entirety.

At June 30, 2011 and December 31, 2010, the fair value of the Rights was zero. Accordingly, the decrease in fair value for the three and six months ended June 30, 2010 of $13.8 million and $15.7 million, respectively, was recognized as a charge to earnings and included in Other (income) expense, net in the Condensed Consolidated Statements of Operations.

Valuation of the Auction-Rate Securities

The Company determined that an income approach (present value technique) that maximizes the use of observable market inputs is the preferred approach to measuring the fair value of our securities. Specifically, the Company used the discount rate adjustment technique to determine an indication of fair value.

To calculate a price for our auction-rate securities, the Company calculates duration to maturity, coupon rates, market required rates of return (discount rate) and a discount for lack of liquidity in the following manner:

•

The Company identifies the duration to maturity of the auction-rate securities as the time at which principal is available to the investor. This can occur because the auction-rate security is paying a coupon that is above the required rate of return, and the Company treats the security as being called. It can also occur because the market has returned to normal and the Company treats the auctions as having recommenced. Lastly, and most frequently, the Company treats the principal as being returned as prepayment occurs and at the maturity of the security. The initial life used for each remaining security, representing time to maturity, was eight years as of June 30, 2011 and December 31, 2010.

•

The Company calculates coupon rates based on estimated relationships between the maximum coupon rate (the coupon rate in event of a failure) and market interest rates. The representative coupon rate was 4.78% on June 30, 2011 and 5.10% at December 31, 2010. The Company calculates appropriate discount rates for securities that include base interest rates, index spreads over the base rate, and security-specific spreads. These spreads include the possibility of changes in credit risk over time. The spread over the base rate applied to our securities was 185 basis points at June 30, 2011 and 218 basis points at December 31, 2010.

•

The Company believes that a market participant would require an adjustment to the required rate of return to adjust for the lack of liquidity. We do not believe it is unreasonable to assume a 150 basis points adjustment to the required rate of return and a term of either three, four or five years to adjust for this lack of liquidity. The increase in the required rate of return decreases the prices of the securities. However, the assumption of a three, four or five-year term shortens the times to maturity and increases the prices of the securities. The Company has evaluated the impact of applying each term and the reasonableness of the range indicated by the results. The Company chose to use a four-year term to adjust for the lack of liquidity as we believe it is the point within the range that is most representative of fair value. The Company's conclusion is based in part on the fact that the fair values indicated by the results are reasonable in relation to each other given the nature of the securities and current market conditions.

At June 30, 2011, the fair value of our auction-rate securities, as determined by applying the above described discount rate adjustment technique, was approximately $17.5 million, representing a 7%, or $1.3 million discount from their original purchase price or par value. This compares to approximately $17.3 million, representing an 8%, or $1.5 million discount from their original purchase price or par value at December 31, 2010. We believe we have appropriately reflected our best estimate of the assumptions that market participants would use in pricing the assets in a current transaction to sell the asset at the measurement date. Accordingly, the carrying value of our auction-rate securities at June 30, 2011 and December 31, 2010 were reduced by approximately $1.3 million and $1.5 million, respectively. These adjustments appropriately reflect the changes in fair value, which the Company attributes to liquidity issues rather than credit issues.

The portion of this decline in fair value related to the Eligible Auction-Rate Securities was recorded in earnings as of December 31, 2010 as an other-than-temporary impairment charge or as changes in the fair value of trading securities. The Company has assessed the portion of the decline in fair value not associated with the Eligible Auction-Rate Securities to be temporary due to the financial condition and near-term prospects of the underlying issuers, our intent and ability to retain our investment in the issuers for a period of time sufficient to allow for any anticipated recovery in market value and based on the extent to which fair value is less than par. Accordingly, we recorded a $0.2 million gain and a $0.4 million loss in Stockholders' equity in Accumulated other comprehensive loss as of June 30, 2011 and December 31, 2010, respectively. Securities not subject to the UBS Offer are analyzed each reporting period for other-than-temporary impairment factors. Any future fluctuation in fair value related to these instruments that the Company judges to be temporary, including any recoveries of previous write-downs, would be recorded to other comprehensive income. If the Company determines that any future valuation adjustment was other-than-temporary, it would record a charge to earnings as appropriate. However, there can be no assurance that our current belief that the securities not subject to the UBS Offer will recover their value will not change.

Valuation of the Auction-Rate Securities Rights

Until the Rights were exercised and all UBS securities were sold on June 30, 2010, the Company valued the Rights using an income approach (present value technique) that maximized the use of observable market inputs. Specifically, the Company used the discount rate adjustment technique to determine an indication of fair value.

Overview of Acquisition-Related Contingent Consideration

At June 30, 2011 and December 31, 2010, the fair value of the contingent consideration is $9.2 million and $16.1 million, respectively. The material components of this obligation are discussed below.

Indevus

On February 23, 2009 (the Indevus Acquisition Date), the Company completed its initial tender offer for all outstanding shares of common stock of Indevus and completed its acquisition of Indevus on March 23, 2009, at which time Indevus became a wholly-owned subsidiary of the Company. The Indevus Shares were purchased at a price of $4.50 per Indevus Share, net to the seller in cash, plus contractual rights to receive up to an additional $3.00 per Indevus Share in contingent cash consideration payments related to potential future regulatory and commercial milestones related to AveedTM (the AveedTM Contingent Cash Consideration Agreement) and the octreotide NDA for the treatment of acromegaly (the Octreotide Contingent Cash Consideration Agreement). Additionally, upon the acquisition of Indevus, the Company assumed a pre-existing contingent consideration obligation relating to Indevus' acquisition of Valera Pharmaceuticals, Inc. (the Valera Contingent Consideration Agreement), which could entitle former Valera shareholders to receive consideration from the Company upon U.S. Food and Drug Administration (FDA) approval of the octreotide implant for the treatment for acromegaly.

Qualitest

On November 30, 2010 (the Qualitest Acquisition Date), Endo acquired Qualitest, which was party to an asset purchase agreement with Teva Pharmaceutical Industries Ltd (Teva) (the Teva Agreement). Pursuant to this agreement, Qualitest purchased certain pipeline generic products from Teva and could be obligated to pay consideration to Teva upon the achievement of certain future regulatory milestones (the Teva Contingent Consideration).

Valuation of the Acquisition-Related Contingent Consideration

Indevus

The Indevus Contingent Consideration Agreements were measured and recognized at fair value upon the Indevus Acquisition Date and are required to be re-measured on a recurring basis, with changes to fair value recorded in Acquisition-related items in the accompanying Condensed Consolidated Statements of Operations. The fair values were determined using a probability-weighted discounted cash flow model, or income approach. This fair value measurement technique is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The valuation of each Indevus Contingent Consideration Agreement is described in further detail below:

•

AveedTM Contingent Consideration – The range of the undiscounted amounts the Company could pay under the AveedTM Contingent Cash Consideration Agreement is between zero and approximately $175.0 million. Under this agreement, there are three scenarios that could potentially lead to amounts being paid to the former stockholders of Indevus. These scenarios are (1) obtaining an AveedTM With Label approval, (2) obtaining an AveedTM Without Label approval and (3) achieving the $125.0 million sales milestone on or prior to the fifth anniversary of the date of the first commercial sale of AveedTM should the AveedTM Without Label approval be obtained. The fourth scenario is AveedTM not receiving approval within three years of the closing of the Offer, which would result in no payment to the former stockholders of Indevus. Each scenario was assigned a probability based on the current regulatory status of AveedTM. The resultant probability-weighted cash flows were then discounted using a discount rate of U.S. Prime plus 300 basis points, which the Company believes is appropriate and is representative of a market participant assumption. Using this valuation technique, the fair value of the contractual obligation to pay the AveedTM Contingent Consideration was determined to be zero at June 30, 2011, $7.1 million at December 31, 2010 and $133.1 million on the Indevus Acquisition Date.

•

Octreotide Contingent Consideration – The range of the undiscounted amounts the Company could pay under the Octreotide Contingent Cash Consideration Agreement is between zero and approximately $91.0 million. Under this agreement, the two scenarios that require consideration are (1) approval of octreotide on or before the fourth anniversary of the closing of the Offer or (2) no octreotide approval on or before the fourth anniversary of the closing of the Offer. Each scenario was assigned a probability based on the current development stage of octreotide. The resultant probability-weighted cash flows were then discounted using a discount rate of U.S. Prime plus 300 basis points, which the Company believes is appropriate and is representative of a market participant assumption. Using this valuation technique, the fair value of the contractual obligation to pay the Octreotide Contingent Consideration was determined to be zero at both June 30, 2011 and December 31, 2010 and $39.8 million on the Indevus Acquisition Date.

•

Valera Contingent Consideration – The range of the undiscounted amounts the Company could pay under the Valera Contingent Cash Consideration Agreement is between zero and approximately $33.0 million. The fair value of the Valera Contingent Consideration is estimated using the same assumptions used for the AveedTM Contingent Cash Consideration Agreement and Octreotide Contingent Cash Consideration Agreement, except that the probabilities associated with the Valera Contingent Consideration take into account the probability of obtaining the Octreotide Approval on or before the fourth anniversary of the closing of the Offer. This is due to the fact that the Valera Contingent Consideration will not be paid unless octreotide for the treatment of acromegaly is approved prior to April 18, 2012. Using this valuation technique, the fair value of the contractual obligation to pay the Valera Contingent Consideration was determined to be zero at both June 30, 2011 and December 31, 2010 and $13.7 million on the Indevus Acquisition Date.

At June 30, 2011, the aggregate fair value of the three Indevus Contingent Consideration Agreements decreased from $7.1 million at December 31, 2010 to zero at June 30, 2011. This decrease primarily reflects management's current assessment of the probability that it will not be obligated to make contingent consideration payments based on the anticipated timeline for the NDA filings and FDA approvals of AveedTM. The decrease in the liability was recorded as a gain and was included in Acquisition-related items in the accompanying Condensed Consolidated Statements of Operations.

Qualitest

On November 30, 2010 (the Qualitest Acquisition Date), Endo acquired Qualitest, who was party to an asset purchase agreement with Teva Pharmaceutical Industries Ltd (Teva) (the Teva Agreement). Pursuant to this agreement, Qualitest purchased certain pipeline generic products from Teva and could be obligated to pay consideration to Teva upon the achievement of certain future regulatory milestones (the Teva Contingent Consideration).

The range of the undiscounted amounts the Company could pay under the Teva Agreement is between zero and $12.5 million. The Company is accounting for the Teva Contingent Consideration in the same manner as if it had entered into that arrangement with respect to its acquisition of Qualitest. Accordingly, the fair value was estimated based on a probability-weighted discounted cash flow model, or income approach. The resultant probability-weighted cash flows were then discounted using a discount rate of U.S. Prime plus 300 basis points. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. Using this valuation technique, the fair value of the contractual obligation to pay the Teva Contingent Consideration was determined to be $8.8 million at June 30, 2011 and $9.0 million at December 31, 2010 and the Qualitest Acquisition Date, respectively.

The decrease from December 31, 2010 to June 30, 2011 primarily reflects changes of our present value assumptions associated with our valuation model. The decrease in the liability was recorded as a gain and is included in Acquisition-related items in the accompanying Condensed Consolidated Statements of Operations.

The following tables present changes to the Company's financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended June 30, 2011 and 2010 (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Auction-rate Securities
Assets:
Balance at April 1, 2011	$17,409
Securities sold or redeemed	—
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	—
Unrealized gains included in other comprehensive income	96

Balance at June 30, 2011	$17,505

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at April 1, 2011	$(16,192)
Amounts (acquired) sold / (issued) settled, net	414
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	6,545

Balance at June 30, 2011	$(9,233)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Auction-rate Securities	Auction-rate Securities Rights	Total
Balance at April 1, 2010	$186,851	$13,749	$200,600
Securities sold or redeemed	(182,850)	—	(182,850)
Securities purchased or acquired	—	—	—
Transfers in and/or (out) of Level 3	—	—	—
Changes in fair value recorded in earnings	13,714	(13,749)	(35)
Unrealized gain included in other comprehensive loss	(20)	—	(20)

Balance at June 30, 2010	$17,695	$—	$17,695

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at April 1, 2010	$(59,360)
Amounts (acquired) sold / (issued) settled, net	—
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	(230)

Balance at June 30, 2010	$(59,590)

The following tables present changes to the Company's financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2011 and 2010 (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Auction-rate Securities
Assets:
Balance at January 1, 2011	$17,332
Securities sold or redeemed	—
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	—
Unrealized gains included in other comprehensive income	173

Balance at June 30, 2011	$17,505

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at January 1, 2011	$(16,050)
Amounts (acquired) sold / (issued) settled, net	(413)
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	7,230

Balance at June 30, 2011	$(9,233)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Auction-rate Securities	Auction-rate Securities Rights	Total
Balance at January 1, 2010	$207,334	$15,659	$222,993
Securities sold or redeemed	(205,050)	—	(205,050)
Securities purchased or acquired	—	—	—
Transfers in and/or (out) of Level 3	—	—	—
Changes in fair value recorded in earnings	15,420	(15,659)	(239)
Unrealized gain included in other comprehensive loss	(9)	—	(9)

Balance at June 30, 2010	$17,695	$—	$17,695

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at January 1, 2010	$(58,470)
Amounts (acquired) sold / (issued) settled, net	—
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	(1,120)

Balance at June 30, 2010	$(59,590)

At June 30, 2011 and December 31, 2010, the respective fair values of the Company's trading securities were zero. The following is a summary of available-for-sale securities held by the Company as of June 30, 2011 and December 31, 2010 (in thousands):

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
June 30, 2011:
Money market funds	$111,247	$—	$—	$111,247

Total included in cash and cash equivalents	$111,247	$—	$—	$111,247

Commercial paper	71,003	—	—	71,003

Total other short-term available-for-sale securities	$71,003	$—	$—	$71,003

Auction-rate securities	18,800	—	(1,295)	17,505
Equity securities	5,564	—	(1,864)	3,700

Long-term available-for-sale securities	$24,364	$—	$(3,159)	$21,205

Total available-for-sale securities	$206,614	$—	$(3,159)	$203,455

December 31, 2010:
Money market funds	$149,318	$—	$—	$149,318

Total included in cash and cash equivalents	$149,318	$—	$—	$149,318

Auction-rate securities	18,800	—	(1,468)	17,332
Equity securities	5,564	613	—	6,177

Long-term available-for-sale securities	$24,364	$613	$(1,468)	$23,509

Total available-for-sale securities	$173,682	$613	$(1,468)	$172,827

As previously discussed, the Company has determined that the gross unrealized losses associated with the auction-rate securities are not other-than-temporary. The Company also reviewed the gross unrealized losses associated with our equity securities as of June 30, 2011 and determined that these losses were not other-than-temporary, primarily because the Company has both the ability and intent to hold the investments for a period of time we believe will be sufficient to recover such losses.

We did not sell any of our remaining auction-rate securities during the three or six months ended June 30, 2011. During the six-month period ended June 30, 2010, we sold $230.3 million of auction-rate securities at par value. During the three-month period ended June 30, 2010, we sold $197.9 million of auction-rate securities at par value. There were no realized holding gains and losses resulting from the sales of our auction rate securities during the periods ended June 30, 2011 and 2010. The cost of securities sold is based on the specific identification method.

The underlying assets of our auction-rate securities are student loans. Student loans are insured by the Federal Family Education Loan Program, or FFELP.

As of June 30, 2011, the yields on our long-term auction-rate securities ranged from 0.26% to 0.30%. These yields represent the predetermined "maximum" reset rates that occur upon auction failures according to the specific terms within each security's prospectus. As of June 30, 2011, the weighted average yield for our long-term auction-rate securities was 0.28%. Total interest recognized on our auction-rate securities during the six months ended June 30, 2011 and 2010 was less than $0.1 million and $0.6 million, respectively. The issuers have been making interest payments promptly.

The amortized cost and estimated fair value of available-for-sale debt and equity securities by contractual maturities are shown below (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	June 30, 2011		December 31, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Available-for-sale debt securities:
Due in less than 1 year	$71,003	$71,003	$—	$—
Due in 1 to 5 years	—	—	—	—
Due in 5 to 10 years	—	—	—	—
Due after 10 years	18,800	17,505	18,800	17,332
Equity securities	5,564	3,700	5,564	6,177

Total	$95,367	$92,208	$24,364	$23,509

NOTE 3. FAIR VALUE MEASUREMENTS

The financial instruments recorded in our Consolidated Balance Sheets include cash and cash equivalents, accounts receivable, marketable securities, auction-rate securities rights, equity and cost method investments, accounts payable, acquisition-related contingent consideration and our debt obligations. Included in cash and cash equivalents are money market funds representing a type of mutual fund required by law to invest in low-risk securities (for example, U.S. government bonds, U.S. Treasury Bills and commercial paper). Money market funds are structured to maintain the fund's net asset value at $1 per unit, which assists in ensuring adequate liquidity upon demand by the holder. Money market funds pay dividends that generally reflect short-term interest rates. Thus, only the dividend yield fluctuates. Due to their short-term maturity, the carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values.

The following table presents the carrying amounts and estimated fair values of our other financial instruments for the years ended December 31 (in thousands):

	2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current assets:
Auction-rate securities	$—	$—	$25,275	$25,275
Auction-rate securities rights	—	—	15,659	15,659
Long-term assets:
Auction-rate securities	17,332	17,332	207,334	207,334
Equity securities	6,177	6,177	4,458	4,458
Equity and cost method investments	34,677	N/A	30,236	N/A

	$58,186		$282,962

Current liabilities:
Current portion of long-term debt	$(24,993)	$(24,993)	$—	$—
Long-term liabilities:
Acquisition-related contingent consideration	$(16,050)	$(16,050)	$(58,470)	$(58,470)
Term Loan Due 2015, less current portion, net	(377,500)	(380,038)	—	—
7.00% Senior Notes Due 2020, net	(386,716)	(403,308)	—	—
1.75% Convertible Senior Subordinated Notes Due 2015, net	(278,922)	(324,257)	(260,279)	(277,651)
Minimum Voltaren® Gel royalties due to Novartis	(38,922)	(38,922)	(49,996)	(49,996)
Other long-term debt, less current portion	(2,663)	(2,663)	(62,255)	(61,896)

	$(1,125,766)	$(1,190,231)	$(431,000)	$(448,013)

Equity securities consist of publicly traded common stock the value which is based on a quoted market price. These securities are not held to support current operations and are therefore classified as non-current assets. The acquisition-related contingent consideration represents amounts payable to the former Indevus shareholders under contingent cash consideration agreements relating to the development of AveedTM (see Note 5 for further details) as well as contingent cash consideration related to the acquistion of Qualitest, which occurred in November 2010 (see Note 7 for further details). These amounts are required to be measured at fair value on a recurring basis. The fair values of our Term Loan Facility due 2015 and our 7.00% Senior Notes due 2020 (the Senior Notes) were estimated using a discounted cash flow model based on the contractual repayment terms of the respective instruments and discount rates that reflect current market conditions. The fair value of our 1.75% Convertible Senior Subordinated Notes is based on an income approach known as the binomial lattice model which incorporated certain inputs and assumptions, including scheduled coupon and principal payments, the conversion feature inherent in the Convertible Notes, the put feature inherent in the Convertible Notes, and stock price volatility assumptions of 33% in 2010 and 36% in 2009 that were based on historic volatility of the Company's common stock and other factors. The fair value of our Non-recourse notes at December 31, 2009, included within other long-term debt in the table above, was determined using an income approach (present value technique) consistent with the methodology used as of February 23, 2009.

The minimum Voltaren® Gel royalty due to Novartis AG was recorded at fair value at inception during 2008 using an income approach (present value technique) and is being accreted up to the maximum potential future payment of $60.0 million. The Company is not aware of any events or circumstances that would have a significant effect on the fair value of this Novartis AG liability. We believe the carrying amount of this minimum royalty guarantee at December 31, 2010 represents a reasonable approximation of the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. Accordingly, the carrying value approximates fair value as of December 31, 2010. The fair value of equity method and cost method investments is not readily available nor have we estimated the fair value of these investments and disclosure is not required. The Company is not aware of any identified events or changes in circumstances that would have a significant adverse effect on the carrying value of our $23.6 million of cost method investments.

As of December 31, 2010, the Company held certain assets and liabilities that are required to be measured at fair value on a recurring basis, including money market funds, available-for-sale securities, and acquisition-related contingent consideration. Fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company's financial assets and liabilities measured at fair value on a recurring basis at December 31, 2010 and December 31, 2009, were as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$149,318	$—	$—	$149,318
Auction-rate securities	—	—	17,332	17,332
Equity securities	6,177	—	—	6,177

Total	$155,495	$—	$17,332	$172,827

Liabilities:
Acquisition-related contingent consideration – long-term	—	—	(16,050)	(16,050)

Total	$—	$—	$(16,050)	$(16,050)

	Fair Value Measurements at Reporting Date Using
December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$279,772	$—	$—	$279,772
Auction-rate securities	25,275	—	207,334	232,609
Auction-rate securities rights	—	—	15,659	15,659
Equity securities	4,458	—	—	4,458

Total	$309,505	$—	$222,993	$532,498

Liabilities:
Acquisition-related contingent consideration – long-term	—	—	(58,470)	(58,470)

Total	$—	$—	$(58,470)	$(58,470)

Overview of Auction-Rate Securities

Auction-rate securities are long-term variable rate bonds tied to short-term interest rates. After the initial issuance of the securities, the interest rate on the securities is reset periodically, at intervals established at the time of issuance (e.g., every seven, twenty-eight, or thirty-five days; every six months; etc.). In an active market, auction-rate securities are bought and sold at each reset date through a competitive bidding process, often referred to as a "Dutch auction". Auctions are successful when the supply and demand of securities are in balance. Financial institutions brokering the auctions would also participate in the auctions to balance the supply and demand. Beginning in the second half of 2007, auctions began to fail for specific securities and in mid-February 2008 auction failures became common, prompting market participants, including financial institutions, to cease or limit their exposure to the auction-rate market. Given the current negative liquidity conditions in the global credit markets, the auction-rate securities market has become inactive. Consequently, our auction-rate securities are currently illiquid through the normal auction process. As a result of the inactivity in the market, quoted market prices and other observable data are not available or their utility is limited.

At December 31, 2010 and 2009, the Company determined that the market for its auction-rate securities was still inactive. That determination was made considering that there are very few observable transactions for the auction-rate securities or similar securities, the prices for transactions that have occurred are not current, and the observable prices for those transactions – to the extent they exist – vary substantially either over time or among market makers, thus reducing the potential usefulness of those observations. In addition, the current lack of liquidity prevents the Company from comparing our securities directly to securities with quoted market prices.

Our auction-rate securities consist of municipal bonds with an auction reset feature, the underlying assets of which are student loans that are backed substantially by the federal government and have underlying credit ratings of AAA as of December 31, 2010. Further, the issuers have been making interest payments promptly.

Overview of Auction-Rate Securities Rights

In October 2008, UBS AG (UBS) made an offer (the UBS Offer) to the Company and other clients of UBS Securities LLC and UBS Financial Services Inc. (collectively, the UBS Entities), pursuant to which the Company received auction-rate securities rights (the Rights) to sell to UBS all auction-rate securities held by the Company as of February 13, 2008 in a UBS account (the Eligible Auction-Rate Securities). The Rights permitted the Company to require UBS to purchase the Eligible Auction-Rate Securities for a price equal to par value plus any accrued but unpaid dividends or interest beginning on June 30, 2010 and ending on July 2, 2012.

The UBS Offer was made pursuant to agreements in principle entered into by the UBS Entities with the Securities and Exchange Commission, the New York Attorney General, the Texas State Securities Board and other state regulatory agencies represented by North American Securities Administrators Association, and a settlement agreement with the Massachusetts Securities Division to settle investigations brought by each of these agencies against the UBS Entities relating to the sale and marketing of auction-rate securities. The alleged conduct underlying these investigations suggested that the UBS Entities marketed auction-rate securities as cash alternatives but failed to adequately disclose liquidity risk.

On November 10, 2008, the Company accepted the UBS Offer. As a result, the Company granted to the UBS Entities, the sole discretion and right to sell or otherwise dispose of, and/or enter orders in the auction process with respect to the Eligible Auction-Rate Securities on the Company's behalf until the Expiration Date, without prior notification, so long as the Company receives a payment of par value plus any accrued but unpaid dividends or interest upon any sale or disposition. The fair values of our Term Loan Facility due 2015 and our 7.00% Senior Notes due 2020 (the Senior Notes) were estimated using a discounted cash flow model based on the contractual repayment terms of the respective instruments and discount rates that reflect current market conditions.

Acceptance of the UBS Offer constituted a substantive change in facts and circumstances that altered the Company's view that it intended to hold the impaired securities until their anticipated recovery. Accordingly, we could no longer assert that we had the intent to hold the auction-rate securities until anticipated recovery. As a result, during the fourth quarter of 2008, we recognized an other-than-temporary impairment charge recorded in earnings. The charge was measured as the difference between the par value and fair value of the auction-rate securities on November 10, 2008. Previously recognized declines in fair value associated with the Eligible Auction-Rate Securities that were determined to be temporary were transferred out of other comprehensive income and charged to earnings as part of the impairment charge.

Acceptance of the UBS Offer created an enforceable legal right by and between the Company and UBS. The UBS Offer was a legally separate contractual agreement and was non-transferable. The Rights were not readily convertible to cash and did not provide for net settlement. Accordingly, the Rights did not meet the definition of a derivative instrument and were treated as a freestanding financial instrument.

Subsequent Accounting for Auction-Rate Securities and Auction-Rate Securities Rights

Acceptance of the UBS Offer constituted a substantive change in facts and circumstances that altered the Company's view that it intended to hold the illiquid securities until their scheduled maturity date. As a result of the change, we recognized an other than temporary impairment charge as of December 31, 2008 of approximately $26.4 million that is included in Other (income) expense, net in the Consolidated Statements of Operations.

Concurrent with the acceptance of the UBS offer, the Company made a one-time election to re-classify the Eligible Auction-Rate Securities from an available-for-sale security to a trading security. Subsequent changes to the fair value of these trading securities resulted in $15.4 million and $15.2 million of income during the years ended December 31, 2010 and 2009, respectively, and additional expense of $4.2 million during the year ended December 31, 2008, and were recorded in Other (income) expense, net in the Consolidated Statements of Operations.

As a result of our fair value election for our auction-rate securities rights, the fair value of the auction-rate securities rights were re-measured each reporting period with the corresponding changes in fair value reported in earnings. Since the auction-rate securities rights were freestanding financial instruments, they did not affect the separate determination of the fair value of the Eligible Auction-Rate Securities. However, in management's view, the auction-rate securities rights acted as an economic hedge against further fair value changes in the Eligible Auction-Rate Securities. On June 30, 2010, our auction-rate securities rights were exercised. Accordingly, the related asset was written off with a corresponding charge to earnings of $15.7 million for the year ended December 31, 2010. At December 31, 2009, the fair value of our auction-rate securities rights was $15.7 million. The changes in fair value during 2009 resulted in a loss of $11.7 million during the year ended December 31, 2009. These amounts were recognized in earnings and included in other (income) expense, net in the Consolidated Statements of Operations.

Valuation of the Auction-Rate Securities

The Company determined that an income approach (present value technique) that maximizes the use of observable market inputs is the preferred approach to measuring the fair value of our securities. Specifically, the Company used the discount rate adjustment technique to determine an indication of fair value.

To calculate a price for our auction-rate securities, the Company calculates duration to maturity, coupon rates, market required rates of return (discount rate) and a discount for lack of liquidity in the following manner:

•

The Company identifies the duration to maturity of the auction-rate securities as the time at which principal is available to the investor. This can occur because the auction-rate security is paying a coupon that is above the required rate of return, and the Company treats the security as being called. It can also occur because the market has returned to normal and the Company treats the auctions as having recommenced. Lastly, and most frequently, the Company treats the principal as being returned as prepayment occurs and at the maturity of the security. The life used for each remaining security, representing time to maturity is eight years.

•

The Company calculates coupon rates based on estimated relationships between the maximum coupon rate (the coupon rate in event of a failure) and market interest rates. The representative coupon rate on December 31, 2010 was 5.10% and ranged from 5.37% to 6.12% at December 31, 2009. The Company calculates appropriate discount rates for securities that include base interest rates, index spreads over the base rate, and security-specific spreads. These spreads include the possibility of changes in credit risk over time. The spreads over the base rate for our securities applied to our securities was 218 basis points at December 31, 2010 and ranged from 154 basis points to 410 basis points at December 31, 2009.

•

The Company believes that a market participant would require an adjustment to the required rate of return to adjust for the lack of liquidity. We do not believe it is unreasonable to assume a 150 basis points adjustment to the required rate of return and a term of either three, four or five years to adjust for this lack of liquidity. The increase in the required rate of return decreases the prices of the securities. However, the assumption of a three, four or five-year term shortens the times to maturity and increases the prices of the securities. The Company has evaluated the impact of applying each term and the reasonableness of the range indicated by the results. The Company chose to use a four-year term to adjust for the lack of liquidity as we believe it is the point within the range that is most representative of fair value. The Company's conclusion is based in part on the fact that the fair values indicated by the results are reasonable in relation to each other given the nature of the securities and current market conditions.

At December 31, 2010, the fair value of our auction-rate securities, as determined by applying the above described discount rate adjustment technique, was approximately $17.3 million, representing an eight percent (8%), or $1.5 million discount from their original purchase price or par value. This compares to approximately $232.6 million, representing a seven percent (7%), or $16.5 million discount from their original purchase price or par value at December 31, 2009. We believe we have appropriately reflected our best estimate of the assumptions that market participants would use in pricing the assets in a current transaction to sell the asset at the measurement date. Accordingly, the carrying value of our auction-rate securities at December 31, 2010 and 2009 were reduced by approximately $1.5 million and $16.5 million, respectively. These adjustments appropriately reflect the changes in fair value, which the Company attributes to liquidity issues rather than credit issues.

The portion of this decline in fair value related to the Eligible Auction-Rate Securities was recorded in earnings as an other-than-temporary impairment charge or as changes in the fair value of trading securities. The Company has assessed the portion of the decline in fair value not associated with the Eligible Auction-Rate Securities to be temporary due to the financial condition and near-term prospects of the underlying issuers, our intent and ability to retain our investment in the issuers for a period of time sufficient to allow for any anticipated recovery in market value and based on the extent to which fair value is less than par. Accordingly, we recorded a $0.4 million loss and a $0.6 million gain in shareholders' equity in accumulated other comprehensive loss as of December 31, 2010, and 2009, respectively. Securities not subject to the UBS Offer are analyzed each reporting period for other-than-temporary impairment factors. Any future fluctuation in fair value related to these instruments that the Company judges to be temporary, including any recoveries of previous write-downs, would be recorded to other comprehensive income. If the Company determines that any future valuation adjustment was other-than-temporary, it would record a charge to earnings as appropriate. However, there can be no assurance that our current belief that the securities not subject to the UBS Offer will recover their value will not change.

Valuation of the Auction-Rate Securities Rights

The Company has determined that an income approach (present value technique) that maximizes the use of observable market inputs is the preferred approach to measuring the fair value of the auction-rate securities rights. Specifically, the Company used the discount rate adjustment technique to determine an indication of fair value.

The values of the Rights at December 31, 2009 were estimated as the value of a portfolio designed to approximate the cash flows of the UBS Agreement. The portfolio consists of a bond issued by UBS that will mature equal to the face value of the auction-rate securities, a series of payments that will replicate the coupons of the auction-rate securities, and a short position in the callable auction-rate security. If the UBS agreement is in the money on the exercise date, then both the UBS agreement and the replicating portfolio will be worth the difference between the par value of the auction-rate securities and the market value of the auction-rate securities. If the UBS agreement is out of the money on the exercise date, then both the replicating portfolio and the UBS agreement will have no value.

For purposes of valuing the UBS bond, management selected a required rate of return for a UBS obligation based on market factors including relevant credit default spreads. The rate of return for the auction-rate securities is determined as described above under "Valuation of the Auction-Rate Securities" and is used to determine the present value of the coupons of the auction-rate security.

At June 30, 2010, the fair value of our auction-rate securities rights were adjusted to $0 due to the Rights being exercised and the associated UBS securities being sold as of June 30, 2010. For comparable 2009 periods, the Company chose to use a four-year term to adjust for the lack of liquidity on the auction-rate securities as we believe it is the point within the range that is most representative of fair value. Accordingly, the same term was used when valuing the Rights. We believe we have appropriately reflected our best estimate of the assumptions that market participants would use in pricing the asset in a current transaction to sell the asset at the measurement date.

The following table presents changes to the Company's financial assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the twelve months ended December 31, 2010 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Auction-rate Securities	Auction-rate Securities Rights	Total
Balance at January 1, 2010	$207,334	$15,659	$222,993
Securities sold or redeemed	(205,050)	—	(205,050)
Securities purchased or acquired	—	—	—
Transfers in and/or (out) of Level 3	—	—	—
Changes in fair value recorded in earnings	15,420	(15,659)	(239)
Unrealized loss included in other comprehensive loss	(372)	—	(372)

Balance at December 31, 2010	$17,332	$—	$17,332

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at January 1, 2010	$(58,470)
Amounts acquired or issued	(9,000)
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	51,420

Balance at December 31, 2010	$(16,050)

The following table presents changes to the Company's financial assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the twelve months ended December 31, 2009 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Auction-rate Securities	Auction-rate Securities Rights	Total
Balance at January 1, 2009	$234,005	$27,321	$261,326
Securities sold or redeemed	(17,250)	—	(17,250)
Securities purchased or acquired	—	—	—
Transfers in and/or (out) of Level 3	(25,275)	—	(25,275)
Changes in fair value recorded in earnings	15,222	(11,662)	3,560
Unrealized gain included in other comprehensive loss	632	—	632

Balance at December 31, 2009	$207,334	$15,659	$222,993

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at January 1, 2009	$—
Amounts acquired or issued	(186,560)
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	128,090

Balance at December 31, 2009	$(58,470)

At December 31, 2010 and 2009, the fair value of the Company's trading securities was $0 and $214.9 million, respectively. The following is a summary of available-for-sale securities held by the Company as of December 31, 2010 and 2009 (in thousands):

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2010:
Money market funds	$149,318	$—	$—	$149,318

Total included in cash and cash equivalents	$149,318	$—	$—	$149,318
Auction-rate securities	18,800	—	(1,468)	17,332
Equity securities	5,564	613	—	6,177

Long-term available-for-sale securities	$24,364	$613	$(1,468)	$23,509
Total available-for-sale securities	$173,682	$613	$(1,468)	$172,827

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2009:
Money market funds	$279,772	$—	$—	$279,772

Total included in cash and cash equivalents	$279,772	$—	$—	$279,772
Auction-rate securities	18,800	—	(1,096)	17,704
Equity securities	5,564	—	(1,106)	4,458

Long-term available-for-sale securities	$24,364	$—	$(2,202)	$22,162
Total available-for-sale securities	$304,136	$—	$(2,202)	$301,934

During the year ended December 31, 2010, we sold $230.3 million of auction-rate securities at par value. During the year ended December 31, 2009, we sold $23.8 million of auction-rate securities at par value. There were no realized holding gains and losses resulting from the sales of our auction-rate securities and variable rate demand obligations during the periods ended December 31, 2010 and 2009. The cost of securities sold is based on the specific identification method.

The underlying assets of our auction-rate securities are student loans. Student loans are insured by the Federal Family Education Loan Program, or FFELP.

The following table sets forth the fair value of our long-term auction-rate securities by type of security and underlying credit rating as of December 31, 2010 (in thousands):

	Underlying Credit Rating(1)
	AAA	A	B2	Ba2	Baa3	Total
Underlying security:
Student loans	$17,332	$—	$—	$—	$—	$17,332

Total auction-rate securities included in long-term marketable securities	$17,332	$—	$—	$—	$—	$17,332

(1)	Our auction-rate securities maintain split ratings. For purposes of this table, securities are categorized according to their lowest rating.

The following table sets forth the fair value of our long-term auction-rate securities by type of security and underlying credit rating as of December 31, 2009 (in thousands):

	Underlying Credit Rating(1)
	AAA	A	B2	Ba2	Baa3	Total
Underlying security:
Student loans	$130,861	$51,781	$9,934	$7,201	$7,557	$207,334

Total auction-rate securities included in long-term marketable securities	$130,861	$51,781	$9,934	$7,201	$7,557	$207,334

(1)	Our auction-rate securities maintain split ratings. For purposes of this table, securities are categorized according to their lowest rating.

As of December 31, 2010, the yields on our long-term auction-rate securities ranged from 0.54% to 0.60%. These yields represent the predetermined "maximum" reset rates that occur upon auction failures according to the specific terms within each security's prospectus. As of December 31, 2010, the weighted average yield for our long-term auction-rate securities was 0.57%. Total interest recognized on our auction-rate securities and variable rate demand obligations during the year ended December 31, 2010, 2009 and 2008 was $0.7 million, $2.4 million, and $15.5 million, respectively. Further, the issuers have been making interest payments promptly.

The amortized cost and estimated fair value of available-for-sale debt and equity securities by contractual maturities are shown below (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2010		December 31, 2009
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Available-for-sale debt securities:
Due in less than 1 year	$—	$—	$—	$—
Due in 1 to 5 years	—	—	—	—
Due in 5 to 10 years	—	—	—	—
Due after 10 years	18,800	17,332	18,800	17,704
Equity securities	5,564	6,177	5,564	4,458

Total	$24,364	$23,509	$24,364	$22,162

The Company's financial assets measured at fair value on a nonrecurring basis at December 31, 2010, were as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss
Assets:
Pagoclone indefinite-lived intangible asset	$—	$—	$8,000	$(13,000)

Total	$—	$—	$8,000	$(13,000)

The Company's financial assets measured at fair value on a nonrecurring basis at December 31, 2009, were as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss
Assets:
AveedTM indefinite-lived intangible asset	$—	$—	$35,000	$(65,000)

Total	$—	$—	$35,000	$(65,000)

See Note 9 for a discussion of these impairments. As required, we also performed an impairment analysis on all other indefinite-lived intangible assets as of January 1, 2011 and January 1, 2010. None of our other indefinite-lived intangible assets were determined to be impaired.